INVENTORIES - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Inventories write-downs	$ 8,752	$ 25,902	$ 1,668
Inventories	121,361	188,582
Asset Pledged as Collateral | Other Short Term Financing Arrangements
INVENTORIES
Inventories	$ 0	$ 1,243